MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Capital Management [Line Items]
Increase (decrease) in CET1 capital	$ (100)
Operating profit / (loss) before tax	8,853	$ 6,821	$ 28,255
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	3,100
Increase (decrease) in CET1 capital through capital reserve for potential share repurchases	(3,000)
Increase (decrease) in CET1 capital through accruals for proposed dividends	(3,400)
Increase (decrease) in CET1 capital through changes in compensation- and own share-related capital components	(700)
Increase (decrease) in CET1 capital through other items	(500)
Current tax expense / (benefit)	1,400
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(3,000)
Loss-absorbing AT1 capital	19,900
Increase (decrease) in loss-absorbing AT1 capital	3,500
Decrease in AT1 capital through call of capital instruments	3,200
Increase in AT1 capital through issuance of capital instruments	5,800
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	96,100
Increase (decrease) in gone concern loss-absorbing capacity	(1,500)
Gone concern loss-absorbing capacity	$ 96,100